CONVERTIBLE DEBENTURES (Details) - Intrinsic Value Computation (Parentheticals) (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013
CONVERTIBLE DEBENTURES (Details) - Intrinsic Value Computation (Parentheticals) [Line Items]
Aggregate intrinsic value	$ 2,452,472	$ 259,847
8% Convertible Debenture [Member]
CONVERTIBLE DEBENTURES (Details) - Intrinsic Value Computation (Parentheticals) [Line Items]
Issuance of shares	5,285
Aggregate intrinsic value	$ 3,500,000